Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Deferred tax asset
Provision for bad debts	$ 252,592	$ 124,479
Provision for inventory obsolescence	2,070	2,634
Lease liabilities	15,982	0
Estimated warranty liabilities	1,447	9,686
Deferred tax liability
Right-of-use assets	(23,183)	0
Totals	$ 248,908	$ 136,799